Please file this Prospectus Supplement with your records

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

Supplement dated December 18, 2009, to the Prospectus dated May 1, 2009, as previously supplemented on August 12, 2009 and on December 11, 2009.

This supplement contains important information about the VT Money Market Fund (the “Fund”).

At its December 18, 2009 meeting, the Wells Fargo Variable Trust Board of Trustees (the “Board”) unanimously approved the closing and liquidation of the Fund.

The Fund is closed to new investors (insurance companies) as of December 31, 2009.

The liquidation of the Fund is expected to occur on or about April 30, 2010.

The closing and liquidation of the Fund was approved by the Board based, in part, on its review of the Fund’s long-term viability given the Fund’s current and projected asset size.

VTF010/P1410S2

Please file this Statement of Additional Information Supplement with your records

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

Supplement dated December 18, 2009, to the Statement of Additional Information dated May 1, 2009, as previously supplemented on June 19, 2009, July 2, 2009, August 12, 2009, December 1, 2009, December 2, 2009, December 7, 2009 and December 11, 2009.

This supplement contains important information about the VT Money Market Fund (the “Fund”).

At its December 18, 2009 meeting, the Wells Fargo Variable Trust Board of Trustees (the “Board”) unanimously approved the closing and liquidation of the Fund.

The Fund is closed to new investors (insurance companies) as of December 31, 2009.

The liquidation of the Fund is expected to occur on or about April 30, 2010.

The closing and liquidation of the Fund was approved by the Board based, in part, on its review of the Fund’s long-term viability given the Fund’s current and projected asset size.